Pay vs Performance Disclosure - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023
Pay vs Performance Disclosure
Net income (loss) attributable to Verint Systems Inc.	$ (12,051)	$ (15,570)	$ (114,132)